General and administrative expenses (Details) - Selling, general and administrative expense - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Compensation, payroll charges, welfare benefits, provision for labor claims, dismissals, training and other	R$ (29,088)	R$ (27,365)	R$ (25,389)
Employees’ profit sharing and share-based payment	(9,251)	(8,253)	(7,011)
Third-party and financial system services, security, transportation and travel expenses	(8,419)	(8,051)	(7,851)
Data processing and telecommunications	(5,886)	(5,190)	(5,027)
Installations and materials	(2,928)	(2,395)	(2,243)
Advertising, promotions and publicity	(1,740)	(1,976)	(1,996)
Depreciation and amortization	(7,419)	(7,177)	(6,529)
Selling - credit cards	(6,184)	(6,286)	(6,114)
Claims losses	(753)	(801)	(1,007)
Selling of non-financial products	0	(4,990)	(641)
Loss on sale of other assets, fixed assets and investments in associates and joint ventures	(137)	(353)	(1,595)
Provision for lawsuits civil	(1,343)	(1,609)	(1,679)
Provision for tax and social security lawsuits and other risks	1,321	(1,019)	(726)
Other	(7,349)	(3,951)	(7,951)
Total	R$ (79,176)	R$ (79,416)	R$ (75,759)